Net Loss Per Share (Details) - Schedule of basic and diluted net loss - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Net Loss Per Share (Details) - Schedule of basic and diluted net loss [Line Items]
Basic and net loss per share	$ (1.84)	$ (4.68)	$ (7.9)	$ (6.47)	$ (19.06)	$ (4.33)
Net loss	$ (9,531)	$ (27,241)	$ (45,437)	$ (37,614)	$ (38,488)	$ (8,653)
Class A Common Stock [Member]
Net Loss Per Share (Details) - Schedule of basic and diluted net loss [Line Items]
Allocation of undistributed earnings					$ (368)
Weighted average number of shares outstanding, basic	6,122	5,826	5,975	5,817	19
Basic and net loss per share	$ (1.84)	$ (4.68)	$ (7.9)	$ (6.47)	$ (19.06)
Class B Common Stock [Member]
Net Loss Per Share (Details) - Schedule of basic and diluted net loss [Line Items]
Allocation of undistributed earnings					$ (38,120)
Weighted average number of shares outstanding, basic					2,000	2,000
Basic and net loss per share					$ (19.06)	$ (4.33)